UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000
                                               -----------------

Check here if Amendment [ ];           Amendment Number: ___
This Amendment (Check only one.):      [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:        Elias Asset Management
             -------------------------
Address:     500 Essjay Rd.  Suite 220
             -------------------------
             Williamsville, NY  14221
             -------------------------

Form 13F File Number:    28-04969
                         --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Brace
         -----------------
Title:   Portfolio Manager
         -----------------
Phone:   716-633-3800
         -----------------

Signature, Place, and Date of Signing:

                                Williamsville, NY                02/07/01
-----------------------         -----------------               ----------
[Signature]                       [City, State]                   [Date]

Report Type       (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- 04969                  -  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                         0
                                                   -----------
Form 13F Information Table Entry Total:                   84
                                                   -----------
Form 13F Information Table Value Total:              $479516
                                                   -----------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name

                  28-
        -----        ----------------           ----------------------

         [Repeat as necessary.]

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                             Elias Asset Management
                                    FORM 13F
                                February 7, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc.           COM              00184A105    12653   262504 SH       Sole                   262504
Agilent Technologies           COM              00846U101    12330   245919 SH       Sole                   245919
American Express               COM              025816109    11898   256596 SH       Sole                   256596
American International Group   COM              026874107    20776   239075 SH       Sole                   239075
Automatic Data Processing      COM              053015103    15753   263960 SH       Sole                   263960
Bankamerica Corp.              COM              060505104    13478   272279 SH       Sole                   272279
Cisco Sys Inc.                 COM              17275R102    12431   400200 SH       Sole                   400200
Citigroup                      COM              172967101    23306   428725 SH       Sole                   428725
Clear Channel Communications   COM              184502102    11040   183720 SH       Sole                   183720
Corning Inc.                   COM              219350105    10371   223025 SH       Sole                   223025
Diamonds Trust                 COM              252787106      329     3000 SH       Sole                     3000
EMC Corp. Mass                 COM              268648102    17637   269722 SH       Sole                   269722
Emerson Electric               COM              291011104    15648   207094 SH       Sole                   207094
Exxon Mobil Corporation        COM              30231G102    15583   184715 SH       Sole                   184715
Fannie Mae                     COM              313586109    15933   201682 SH       Sole                   201682
General Electric               COM              369604103    20742   441784 SH       Sole                   441784
Home Depot Inc.                COM              437076102    13456   293936 SH       Sole                   293936
Intel Corp.                    COM              458140100    14225   407149 SH       Sole                   407149
International Business Machine COM              459200101    14277   122117 SH       Sole                   122117
JP Morgan Chase & Company      COM              46625H100    14926   285219 SH       Sole                   285219
Lilly, Eli & Co.               COM              532457108    10336   130923 SH       Sole                   130923
Limited Inc.                   COM              532716107    15180   767850 SH       Sole                   767850
Merck and Co.                  COM              589331107    17067   208511 SH       Sole                   208511
Microsoft, Inc.                COM              594918104    15599   241150 SH       Sole                   241150
Motorola                       COM              620076109    13114   656691 SH       Sole                   656691
Nasdaq-100                     COM              631100104      364     6000 SH       Sole                     6000
Pfizer Inc.                    COM              717081103      262     5888 SH       Sole                     5888
S & P 500 Dep Receipt          COM              78462F103      404     3000 SH       Sole                     3000
Solectron Corp.                COM              834182107    13522   416713 SH       Sole                   416713
Texas Instruments              COM              882508104    14893   381865 SH       Sole                   381865
United Technologies            COM              913017109    19369   260833 SH       Sole                   260833
Wal-Mart Stores                COM              931142103    13284   243030 SH       Sole                   243030
Walt Disney Co.                COM              254687106    12328   397690 SH       Sole                   397690
WorldCom Inc.                  COM              98157D106    14363   713667 SH       Sole                   713667
Brandywine Fund                                 10532D107      259 9051.7000SH       Sole                9051.7000
Capital Exchange Fund                           277919205      444 777.5240 SH       Sole                 777.5240
First Mutual Fund                               892880105     1871 140452.5455SH     Sole              140452.5455
American Express               COM                             410     8843 SH       Sole                     8843
American Home Products         COM                            1235    20120 SH       Sole                    20120
American International Group   COM                             312     3594 SH       Sole                     3594
Amgen                          COM              031162100     3516    49790 SH       Sole                    49790
BP Amoco PLC-Spons ADR         COM              055622104      412     7940 SH       Sole                     7940
Bank of New York               COM              064057102      259     4800 SH       Sole                     4800
Bankamerica Corp.              COM                             350     7062 SH       Sole                     7062
BellSouth Corp                 COM                             234     5612 SH       Sole                     5612
Bristol Myers Squibb           COM                            1542    23725 SH       Sole                    23725
Chevron Corp.                  COM              166751107      358     4290 SH       Sole                     4290
Citigroup                      COM                             386     7099 SH       Sole                     7099
Coca-Cola                      COM                             216     3600 SH       Sole                     3600
Colgate - Palmolive            COM              194162103      427     7200 SH       Sole                     7200
Colonial Bancgroup             COM              195493309      156    12000 SH       Sole                    12000
Computer Task Group            COM              205477102     1159   181150 SH       Sole                   181150
Corning Inc.                   COM              219350105      505    10850 SH       Sole                    10850
DuPont E.I.                    COM                             296     6896 SH       Sole                     6896
EMC Corp/Mass                  COM                             353     5400 SH       Sole                     5400
Exxon Mobil Corporation        COM              30231G102     3329    39460 SH       Sole                    39460
Fannie Mae                     COM                             312     3950 SH       Sole                     3950
General Electric               COM              369604103     4503    95918 SH       Sole                    95918
Gillette Inc.                  COM              375766102      767    23664 SH       Sole                    23664
Home Depot                     COM                             267     5825 SH       Sole                     5825
Intel Corp.                    COM                             525    15020 SH       Sole                    15020
International Business Machine COM                             740     6331 SH       Sole                     6331
Jefferson Pilot Corp.          COM              475070108      207     3037 SH       Sole                     3037
Johnson & Johnson              COM              478160104      209     2200 SH       Sole                     2200
Lilly, Eli & Co.               COM                             292     3700 SH       Sole                     3700
Merck and Co.                  COM                            1514    18500 SH       Sole                    18500
Microsoft, Inc.                COM              594918104      474     7332 SH       Sole                     7332
Motorola                       COM                             243    12150 SH       Sole                    12150
Pfizer                         COM                             412     9262 SH       Sole                     9262
Philip Morris                  COM              718154107      235     5100 SH       Sole                     5100
Rand Capital Corp.             COM              752185108       12    10000 SH       Sole                    10000
S & P Mid-Cap 400 Dep Rcpts (M COM              595635103      365     3800 SH       Sole                     3800
SBC Communications             COM                             390     8009 SH       Sole                     8009
Safari Assoc.                  COM              786363101        5    26500 SH       Sole                    26500
Texaco Corp                    COM              881694103      285     4600 SH       Sole                     4600
Texas Instruments              COM              882508104      236     6050 SH       Sole                     6050
Trustco Bank Corp.             COM              898349105      326    24118 SH       Sole                    24118
Union Pacific                  COM              907818108      288     5460 SH       Sole                     5460
United Technologies            COM                             551     7425 SH       Sole                     7425
Verizon Communications         COM              92343V104      217     4100 SH       Sole                     4100
WM Wrigley Jr. Co.             COM              982526105      271     3000 SH       Sole                     3000
Wal-Mart Stores                COM                             232     4250 SH       Sole                     4250
Walgreen and Co.               COM              931422109      343     8000 SH       Sole                     8000
Walt Disney Co.                COM                             390    12570 SH       Sole                    12570
REPORT SUMMARY                 84 DATA RECORDS              479516            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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